Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of parent entity information [line items]
Loss after income tax	$ (20,465,180)	$ (25,014,055)	$ (8,420,000)
Total comprehensive income	(20,355,000)	(24,979,000)	$ (8,418,000)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(20,863,000)	(24,241,000)
Total comprehensive income	$ (20,863,000)	$ (24,241,000)